S-K 1603(a)(9) Restrictions on Selling Securities	Jan. 23, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

In addition, pursuant to the Insider Letter Agreement, we, our sponsor, officers and directors who hold founder shares and/or private placement units have agreed that we will not offer, sell, contract to sell, pledge, charge or grant any option to purchase or otherwise dispose of, directly or indirectly, without the prior written consent of D. Boral Capital LLC for a period of 180 days after the date of this prospectus, any units, warrants, ordinary shares, or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares or enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any units, ordinary shares, warrants or any securities convertible into, or exercisable, or exchangeable for, ordinary shares owned, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise; provided, however, that we may (1) issue and sell the private placement units; (2) issue and sell the additional units to cover our underwriter’s over-allotment option (if any); (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the private placement units (and the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants comprising part of such units); and (4) issue securities in connection with our initial business combination. However, the foregoing shall not apply to the surrender of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company (as long as such current or future independent director is subject to the terms of the letter agreement, filed herewith, at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer). D. Boral in their sole discretion may release any of the securities subject to these lock-up agreements at any time without notice.

Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Earlier of (i) six months after completion of our initial business combination; or (ii) subsequent to our initial business combination, (A) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 150 days after completion of our initial business combination or (B) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property (except with respect to permitted transferees as described here in “Principal Shareholders — Transfers of Founder Shares and Private Placement Units.”
SPAC Sponsor, Persons and Entities Subject to Restrictions	Xsolla SPAC I LLC, Directors and Officers
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination; provided further that the sponsor shall be permitted to sell membership interests representing its ownership of the founder shares held by it to non-sponsor investors for purposes of working capital. If, in accordance with transfer restrictions contained herein, the non-sponsor investors request the sponsor to transfer founder shares or private placement units to them, those non-sponsor investors will be required to sign a Letter Agreement, pursuant to which they will agree to the same transfer restrictions and redemption and voting covenants as our sponsor and directors and officers, except that (i) transfer permitted by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor is not available to those non-sponsor investors and (ii) waiver of redemption rights shall only be applicable to the founder shares held by the non-sponsor investors, and not applicable to any public shares held by them.
Private Placement Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Xsolla SPAC I LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above
Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days from the date of this prospectus
SPAC Sponsor, Persons and Entities Subject to Restrictions	Xsolla SPAC I LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	The underwriter in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.